Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended
	May 22, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Goodwill, Impairment Loss		$ 36,056				$ 36,056
Equity line financing agreement description	Company entered into an equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024.
Successor [Member]
Property, Plant and Equipment [Line Items]
Working capital		1,287			$ 5,280	1,287			$ 1,287
Cash and cash equivalents		6,275			5,603	6,275			6,275
Net income			$ (2,758)		5,170				49,238
Cash for operating activities			4,431		$ 650				12,766
Reduction in accrued liabilities		5,876				5,876			$ 5,876
Cash and cash equivalents, description					As of March 31, 2024 (Successor), the Company had cash equivalents of approximately $4,916 thousand of certificates of deposit held by a number of banks limited to $250 thousand per bank with a duration of 90 days or less. As of December 31, 2023 (Successor), the Company had $5,584 cash equivalents.				As of December 31, 2023 (Successor), the Company had cash equivalents of approximately $5,584 thousand of certificates of deposit held by a number of banks limited to $250 thousand per bank with a duration of 90 days or less. As of December 31, 2022 (Predecessor), the Company had no cash equivalents.
Allowance for credit losses		2				2			$ 2
Impairment charge on goodwill									36,056
Goodwill, Impairment Loss									36,056
Revenue recognized			170		$ 1,030				2,163
Changes in estimated fair value of warrants			1,686		1,472				4,714
Change in FV of derivative instruments			(1,686)		1,472	(420)	$ (5,220)	$ 12,040	4,714
Impairment charges of long-lived assets			0		0				0
Cash and cash equivalents		5,584				5,584			5,584
Allowance for credit losses		2			2	2			2
Deferred revenue		$ 2,878		$ 2,534	3,632	$ 2,878			$ 2,878
Change in FV of derivative instruments			$ 1,686		$ 1,472
Successor [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net useful life		5 years			5 years	5 years			5 years
Intangible assets useful life		5 years			5 years	5 years			5 years
Successor [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net useful life		10 years			10 years	10 years			10 years
Intangible assets useful life		10 years			10 years	10 years			10 years
Successor [Member] | Equity Line Financing Agreement [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents, description									The Company discussed plans to finance its future working capital requirements and capital expenditures from cash generated from operating activities, cash raised under the equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024, and cash raised under the promissory note of $3,000 thousand dollars payable by December 2024.
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents										$ 6,308
Net income				4,380						29,175
Cash for operating activities				5,144						18,895
Impairment charge on goodwill				36,056
Goodwill, Impairment Loss				(0)						5,540
Revenue recognized				865						2,820
Changes in estimated fair value of warrants				0
Impairment charges of long-lived assets				0						0
Allowance for credit losses										5
Deferred revenue				2,534						$ 2,162	$ 3,146
Change in FV of derivative instruments				$ 0